Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ (207)	€ (131)	€ (1,379)
Plan amendment	(220)
Net interest on the net defined liability in finance costs	(86)	(13)	(10)
Actuarial gains/(losses)	(93)	(299)	33
Total	(606)	€ (443)	€ (1,356)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net interest on the net defined liability in finance costs	(1)
Total	(1)
Capital Based Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(37)
Plan amendment	22
Net interest on the net defined liability in finance costs	(31)
Total	(46)
French part-time for seniors plans
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(29)
Plan amendment	(241)
Net interest on the net defined liability in finance costs	(53)
Actuarial gains/(losses)	(92)
Total	(415)
Other Long-Term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(140)
Plan amendment	(1)
Net interest on the net defined liability in finance costs	(1)
Actuarial gains/(losses)	(1)
Total	€ (144)